Note 12 - Other Borrowed Money - Summary of Other Borrowed Money (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank Advances	$ 44,000,000	$ 46,000,000
Other Borrowings		1,500,000
	$ 44,000,000	$ 47,500,000